Equity - Items not reclassified: benefits (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Decrease in benefit liability from remeasurement	€ 981
Actuarial assumption of expected rates of inflation	3.07%
Spain
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 126
Actuarial assumption of discount rates	1.75%	1.40%
United Kingdom
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 603
Actuarial assumption of discount rates	2.74%	2.49%
Actuarial assumption of expected rates of inflation	3.07%
Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 155
Brazil | Pension benefits
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial assumption of discount rates	10.12%	9.53%
Brazil | Medical benefits
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial assumption of discount rates	10.17%	9.65%
Other Regions [Member] | Discount rate actuarial assumptions
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 97
United Kingdom and Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial assumption of discount rates	2.74%	2.49%
Actuarial assumption of expected rates of inflation		3.15%